Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Retirement Income 2020 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	622
T. Rowe Price Retirement Income 2020 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	437
T. Rowe Price Retirement Income 2025 Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	641
T. Rowe Price Retirement Income 2025 Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	206
Expense Example, with Redemption, 10 Years	$ 453